Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	11,751,597
Proposed Maximum Offering Price per Unit	0.6131
Maximum Aggregate Offering Price	$ 7,204,904.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,103.07
Offering Note	1 (a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of the Registrant's Common Stock, $0.0001 par value per share ("Common Stock"), that may from time to time be offered or issued under the Registrant's 2024 Equity Incentive Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions that increase the number of outstanding shares of Common Stock. (b) The proposed maximum offering price per share of $0.6131 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and is based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on September 5, 2025.